UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES	12 Months Ended
Jun. 30, 2016
Deferred Revenue Disclosure [Abstract]
UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES

NOTE 10. UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES

Dongsheng Guarantee receives guarantee commissions in full at the inception and records unearned income before amortizing it throughout the guarantee service life. Unearned income from guarantee services were $423,801 and $3,659,062 as of June 30, 2016 and 2015, respectively.